Changes in accounting policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in accounting policies
4. Changes in accounting policies
a) New standards, interpretations and amendments adopted from January 1, 2020
In the current year, the Group has applied the below amendments to IFRS issued by the IASB that are effective for an annual period that begins on or after January 1, 2020. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements:

•	Amendments to References to the Conceptual Framework in IFRS Standards

•	Amendments to IAS 1 and IAS 8 – Definition of “material”

•	Amendments to IFRS 3 – Definition of a “business”

•	Amendments to IFRS 7 and IFRS 9 – Interest Rate Benchmark Reform

•	Amendment to IFRS 16 – COVID-19 Related Rent Concessions
b) New standards, interpretations and amendments not yet effective
At the date of authorization of these consolidated financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective:
Effective January 1, 2021

•	Amendments to IFRS 4 Insurance Contracts

•	Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform – Phase 2
Effective January 1, 2022

•	Annual Improvements to IFRS Standards 2018-2020 (Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41)

•	Amendments to IAS 16 – Proceeds before Intended Use

•	Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract
Effective January 1, 2023

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current

•	Amendments to IFRS 17 – Insurance Contracts
The
Group does
n
ot expect the adoption of the IFRS listed above will have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.